Document And Entity Information	Jan. 27, 2025
Document Information [Line Items]
Entity, Registrant Name	MOLECULIN BIOTECH, INC.
Document, Type	8-K/A
Document, Period End Date	Jan. 27, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37758
Entity, Tax Identification Number	47-4671997
Entity, Address, Address Line One	5300 Memorial Drive, Suite 950
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	300-5160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	MBRX
Security Exchange Name	NASDAQ
Amendment Description	Form 8-K/A date of report 01-27-25 -Script
Amendment Flag	true
Entity, Central Index Key	0001659617